Equity	12 Months Ended
Dec. 31, 2021
Disclosure Of Shareholders Equity [Abstract]
Equity

26. EQUITY

26.1	Equity attributable to the shareholders of Enel Américas
26.1.1	Subscribed and paid capital and number of shares

The issued capital of the Company for the year ended December 31, 2021 is ThUS$ 15,799,499 divided into 107,281,698,561 authorized, subscribed and paid shares. The issued capital as of December 31, 2020 was ThUS$ 9,763,078 divided into 76,086,311,036 authorized, subscribed and paid shares. All of the shares issued by the Company are subscribed and paid, and they are listed for trade on the Bolsa de Comercio de Santiago de Chile, the Bolsa Electrónica de Chile, and the New York Stock Exchange (NYSE).

Treasury shares in portfolio

As of December 31, 2021, the value of treasury shares (1,809,031 shares) amounts to ThUS$272. These shares were acquired as a result of the merger detailed in Note 5.

Changes in Issued Capital

-Capital Increase in 2019

At an Extraordinary Shareholders’ Meeting of Company held on April 30, 2019, shareholders approved a capital increase for an amount of ThUS$ 3,000,000 by issuing 18,729,788,686 common shares, no-par value, of the same series. The purpose of this capital increase was to enable the Company’s subsidiary Enel Brasil to repay a loan provided by Enel Finance International N.V., which replaced bank debt incurred by Enel Brasil for the acquisition of the Brazilian company Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A. (currently Enel Distribución Sao Paulo), and to restructure the liabilities of the Enel Distribución Sao Paulo’s pension funds.

All new common shares were offered preferably to shareholders on a pro rata basis based on the shares they own as of record in the Enel Américas shareholders registry, over two subscription periods. On June 26, 2019, the Company’s Board of Directors agreed that the subscription price of the 18,729,788,686 new shares, both in the first and second preemptive right subscription periods, would be US$ 0.162108214203236 per share.

During the first preemptive rights offering period held between June 27 and July 26, 2019, a total of 18,224,843,129 shares were subscribed and paid, representing 97.3% of the total of the new shares authorized for issuance under the capital increase mentioned above, for a total amount of ThUS$ 2,954,397.

During the subsequent rights offering period held between August 6 and August 29, 2019, a total of 408,826,391 shares were subscribed and paid, representing 80.96% of the total shares not subscribed in the first preemptive rights offer period and offered in the subsequent period, for a total amount of ThUS$ 66,274.

On September 12, 2019, the Company’s Board of Directors agreed not to place the remaining 96,119,166 shares and charged them to the capital increase which approximately amounted to 0.51% of the total shares which were pending subscription and payment after the end of the subsequent rights offering period. Therefore, and in accordance with the agreement of the Board, once the one-year period beginning April 30, 2019 has elapsed, the Company’s capital will be fully reduced to the amount actually paid at the expiration of the offerings indicated above.

As a result, during the capital increase process, a total of 18,633,669,520 shares were subscribed and paid for a total amount of ThUS$ 3,020,671.

-Corporate integration operation of non-conventional, renewable energy generating companies in Central and South America (except for Chile)

At the extraordinary shareholders’ meeting held on December 18, 2020, the Company approved the following:

(i)The subtraction from the capital raised in the share issuance the placement expenses in the amount of ThUS$ 20,797 (see Note 26.5.c.8), related to the capital increase process performed in 2019; and
(ii)The proposed merger by incorporation of EGP Américas SpA (“EGP Américas”) into Enel Américas (the “Merger”). By virtue of this Merger, Enel Américas would acquire all of EGP Américas’ assets and liabilities and succeed into all of EGP Américas’ rights and obligations, allowing the Company to control and consolidate the ownership of the business and the non-conventional renewable energy generation assets developed and held by Enel Green Power S.p.A. in Central and South America (except Chile).

In order to complete the Merger, the Board approved a capital increase for Enel Américas in the amount of ThUS$ 6,036,421, through the issuance of 31,195,387,525 new common shares of a single series as existing shares and with no par value. These shares were subscribed and fully paid for in exchange for the incorporation of the EGP Américas equity, as an absorbed company, once the Merger becomes effective. For such purpose, 0.41 Enel Américas shares were delivered for each share in EGP Américas held by EGP Américas’ single shareholder, not considering fractions of shares.

The Merger was effective on April 1, 2021, after all the suspensive and connected conditions precedent agreed upon by the Shareholders’ Meeting were fulfilled (see Note 5).

Movements in the number of shares of Enel Américas resulting from the corporate reorganization process described above are detailed as follows:

Number of outstanding shares of the Company prior the Merger			76,086,311,036

	Number of shares	Merger Exchange Ratio	Number of shares
Merger with EGP Américas (1)
Shares issued to Enel SpA	76,086,311,039	0.41	31,195,387,525

Repurchase of shares (2):
Exercise of the right to withdraw by minority shareholders of Enel Américas	(1,809,031)		(1,809,031)

Number of Enel Américas shares outstanding after the merger			107,219,889,530

Total number of capital shares issued			107,281,698,561
Total number of treasury shares in portfolio			(1,809,031)
Number of outstanding shares of the Company after the Merger			107,279,889,530

(1) The valuation of the capital increase resulting from the merger was ThUS$6,036,421.

(2) The total amount paid for the repurchase of shares was ThUS$272.

26.1.2Dividends

The following table sets forth the dividends paid in the last three years:

Dividend No.	Type of Dividend	Agreement Date	Payment Date	Total ThUS$	Dollar per Share	Charged to
98	Interim	11-26-2018	01-25-2019	76,900	0.00134	2018
99	Final	04-30-2019	05-17-2019	403,652	0.00703	2018
100	Interim	11-25-2019	01-24-2020	123,254	0.00162	2019
101	Final	04-30-2020	05-29-2020	683,789	0.00899	2019
102	Interim	11-26-2020	01-29-2021	72,992	0.00096	2020
103	Final	04-29-2021	05-28-2021	339,607	0.00317	2020
104	Interim	11-25-2021	01-28-2022	93,319	0.00087	2021

26.2	Foreign currency translation reserves

The following table sets forth foreign currency translation differences attributable to the shareholders of the Company for the years ended December 31, 2021, 2020 and 2019:

	Balance as of December 31,
Reserves for Accumulated Currency Translation Differences (*)	2021	2020	2019
	ThUS$	ThUS$	ThUS$
Empresa Distribuidora Sur S.A.	(807,898)	(715,165)	(548,877)
Compañía Distribuidora y Comercializadora de Energía S.A.	7,284	87,339	111,815
Enel Distribución Perú S.A.	(71,619)	(7,279)	50,466
Dock Sud S.A.	(140,018)	(122,728)	(93,738)
Enel Brasil S.A.	(3,299,765)	(2,924,373)	(1,430,604)
Enel Generación Costanera S.A.	(149,360)	(124,781)	(88,477)
Emgesa S.A. E.S.P.	(195,058)	(74,309)	(38,296)
Enel Generación El Chocón S.A.	(414,358)	(377,364)	(318,303)
Enel Peru S.A.	200,693	190,007	190,030
Enel Generación Perú S.A.	(241,258)	(168,547)	(94,082)
Enel Generación Piura S.A.	(16,933)	(4,854)	7,583
Enel Green Power Brasil Participacoes Ltda	54,671	—	—
Enel Green Power Colombia	(26,341)	—	—
Other	(90,234)	(66,242)	(30,672)
TOTAL	(5,190,194)	(4,308,296)	(2,283,155)

(*) See Note 2.9

26.3	Capital Management

The Company’s objective is to maintain an adequate level of capitalization in order to be able to secure its access to the financial markets, so as to fulfill its medium- and long-term goals while maximizing the return to its shareholders and maintaining a robust financial position.

26.4	Restrictions on subsidiaries transferring funds to the parent (equity note)

The Company has certain subsidiaries that must comply with certain financial ratios or covenants, which require a minimum level of equity or contain other characteristics that restrict the transfer of assets to the Parent Company. As of December 31, 2021, the company’s participation in the net restricted assets of its subsidiaries Enel Brasil and Enel Perú amount to ThUS$ 287,096, ThUS$ 355,286, respectively.

26.5	Other reserves

Other reserves for the years ended December 31, 2021, 2020 and 2019, are as follows:

	Balance as of January 1, 2021	Changes in 2021	Balance as of December 31, 2021
	ThUS$	ThUS$	ThUS$
Foreign currency translation difference (a)	(4,308,296)	(881,898)	(5,190,194)
Cash flow hedges (b)	(9,383)	9,809	426
Financial assets at fair value with changes in other comprehensive income	(692)	(5)	(697)
Other miscellaneous reserves (c)	(2,754,546)	(790,250)	(3,544,796)
TOTAL	(7,072,917)	(1,662,344)	(8,735,261)

	Balance as of January 1, 2020	Changes in 2020	Balance as of December 31, 2020
	ThUS$	ThUS$	ThUS$
Foreign currency translation difference (a)	(2,283,155)	(2,025,141)	(4,308,296)
Cash flow hedges (b)	(1,334)	(8,049)	(9,383)
Financial assets at fair value with changes in other comprehensive income	(687)	(5)	(692)
Other miscellaneous reserves (c)	(3,006,823)	252,277	(2,754,546)
TOTAL	(5,291,999)	(1,780,918)	(7,072,917)

	Balance as of January 1, 2019	Changes in 2019	Balance as of December 31, 2019
	ThUS$	ThUS$	ThUS$
Foreign currency translation difference (a)	(1,666,109)	(617,046)	(2,283,155)
Cash flow hedges (b)	(5,094)	3,760	(1,334)
Financial assets at fair value with changes in other comprehensive income	(397)	(290)	(687)
Other miscellaneous reserves (c)	(3,209,283)	202,460	(3,006,823)
TOTAL	(4,880,883)	(411,116)	(5,291,999)

a)	Reserves for foreign currency translation differences: These reserves arise primarily from exchange differences relating to:
-	Translation of the financial statements of our subsidiaries with functional currencies other than the U.S. dollar (see Note 2.9); and
-	Translation of goodwill arising from the acquisition of companies with functional currencies other than the U.S. dollar (see Note 3.c).
b)	Cash flow hedge reserves: These reserves represent the cumulative effective portion of gains and losses on cash flow hedges (see Note 3.g.5).
c)	Other miscellaneous reserves.
-	The main items and their effects are the following:

Other Miscellaneous Reserves	12-31-2021	12-31-2020	12-31-2019
	ThUS$	ThUS$	ThUS$
Reserve for capital increase in 2013 (1)	(1,345,368)	(1,345,368)	(1,345,368)
Company restructuring reserve (Division) (2)	716,712	716,712	716,712
Reserve for subsidiaries transactions (3)	(456,349)	(456,349)	(456,349)
Reserve for transition to IFRS (4)	(1,490,605)	(1,490,605)	(1,490,605)
Reserve for merger of Endesa Américas and Chilectra Américas with Enel Américas (5)	(730,748)	(730,748)	(730,748)
Reserve for Tender Offer of Endesa Américas and withdrawal rights (6)	(57,101)	(57,101)	(57,101)
Argentine hyperinflation (7)	1,149,319	675,139	446,196
Reserve for capital increase in 2019 (8)	—	—	(20,797)
Other miscellaneous reserves (9)	(13,944)	—	—
Reserve for merger of EGP Américas with Enel Américas (10)	(1,259,422)	—	—
Other miscellaneous reserves (11)	(57,290)	(66,226)	(68,763)
Total	(3,544,796)	(2,754,546)	(3,006,823)

1)	Reserve originated from the capital increase that the Company made during the first quarter of 2013.
2)	Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of Enersis Américas and the separation of the Chilean business into a new entity, Enel Chile S.A.
3)	Reserve from transactions with our subsidiaries. It corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.
4)	Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the SVS (Superintendencia de Valores y Seguros de Chile), included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004 to December 31, 2008.
5)	Reserve for merger of Endesa Américas and Chilectra Américas with and into the Company, completed on December 1, 2016. This represents the recognition of the difference between the capital increase in the Company and the carrying amount of the non-controlling interests that became part of the equity attributable to the owners of Enel Américas after completion of the Merger. The difference between the fair market value of the consideration received or paid and the amount by which the non-controlling interests is adjusted is being recognized in equity attributable to the owners of Enel Américas.
6)	Reserve for Tender Offer of Endesa Américas and withdrawal rights. This represents the recognition of the difference between the carrying amount and the price paid for the non-controlling interests acquired in the Tender Offer on Endesa Américas, which resulted in a charge to other reserves for ThUS$ 56,578. It also, includes ThUS$ 523 related to the recognition of the difference between the carrying amount and the price paid for the shares of those shareholders who exercised their withdrawal rights.
7)	Corresponds to the effect that our subsidiaries in Argentina have recognized through the application of IAS 29 on equity accounts.
8)	Reserve for capital increase in 2019: As of December 31, 2019, the Company has recorded a charge of ThUS$ 20,797, which corresponds to expenses for the issuance and placement of shares, determined according to the accounting criteria described in Note 3.t). In December 2020, this reserve was reclassified and the Company’s capital was reduced (see Note 26.1.1).
9)	Reserve for capital increase in 2021: During 2021, the Company recognized a debit in the item “Shared capital and paid-in capital” of Equity of ThUS$13,944, from share issuance and placement expenses. This debit was calculated according to the accounting criteria described in Note 3.t). For further information, see Note 26.1.1.
10)	Reserve for the merger of EGP Américas with Enel Américas: During 2021, the Company recognized a debit in “Other miscellaneous reserves” (in Consolidated Equity) of ThUS$1,259,422 as a result of the merger of EGP Américas with Enel Américas. This referred to business combinations under common control.
11)	Other miscellaneous reserves from transactions made in prior years.
26.6	Non-controlling Interests

The detail of non-controlling interests as of December 31, 2021, 2020 and 2019, is as follows:

	Non-controlling interests
		Equity		Profit (Loss)
Companies	12-31-2021	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2019
	%	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Enel Distribución Ceará S.A.	25.95%	169,243	170,552	23,672	13,387	26,753
Enel Distribución Sao Paulo	0.00%	—	—	—	—	26,366
Compañía Distribuidora y Comercializadora de Energía S.A.	51.59%	413,048	513,182	135,660	117,923	129,624
Emgesa S.A. E.S.P.	51.52%	648,228	779,121	235,623	178,980	193,449
Enel Distribución Perú S.A.	16.85%	117,080	123,704	14,350	13,131	21,651
Enel Generacion Perú S.A.	16.40%	102,212	133,466	19,949	20,705	20,091
Chinango S.A.C.	33.12%	19,512	20,888	7,368	6,076	6,318
Empresa Distribuidora Sur S.A.	27.91%	194,835	198,054	(51,226)	(20,297)	50,352
Enel Generacion Costanera S.A.	24.38%	39,390	43,751	(14,814)	4,248	14,125
Enel Generacion El Chocón S.A.	34.31%	84,731	97,986	(7,003)	18,141	28,142
Inversora Dock Sud S.A.	42.86%	79,566	71,077	(2,132)	1,130	18,723
Central Dock Sud S.A.	29.76%	72,396	64,709	(1,970)	1,271	18,486
Enel Generacion Piura S.A.	3.50%	3,618	4,905	567	373	778
Enel Fortuna S.A.	49.95%	242,923	—	33,293	—	—
Tecnoguat, S.A.	25.00%	4,276	—	265	—	—
Other		6,378	6,409	50	987	820
TOTAL		2,197,436	2,227,804	393,652	356,055	555,678